Revenue from Contracts with Customers (Details) - Schedule of unaudited revenue - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue from Contracts with Customers (Details) - Schedule of unaudited revenue [Line Items]
Total revenue from contracts with customers	¥ 95,448	¥ 80,514
Southern China [Member]
Revenue from Contracts with Customers (Details) - Schedule of unaudited revenue [Line Items]
Total revenue from contracts with customers	49,548	41,200
Northern China [Member]
Revenue from Contracts with Customers (Details) - Schedule of unaudited revenue [Line Items]
Total revenue from contracts with customers	45,900	39,314
Revenue recognised at a point in time [Member]
Revenue from Contracts with Customers (Details) - Schedule of unaudited revenue [Line Items]
Total revenue from contracts with customers	75,372	63,055
Revenue recognised over time [Member]
Revenue from Contracts with Customers (Details) - Schedule of unaudited revenue [Line Items]
Total revenue from contracts with customers	¥ 20,076	¥ 17,459